Vanguard WellingtonTM Dividend Growth Active ETF
Supplement Dated June 22, 2026, to the Prospectus and Summary Prospectus
Important Changes to the Fund

The board of trustees of Vanguard Wellesley® Income Fund has approved amending the investment strategy for Vanguard Wellington Dividend Growth Active ETF (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:
The Fund employs an active management approach, investing primarily in stocks that tend to offer current dividends. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend growth stocks. For purposes of the 80% policy, a dividend growth stock is a stock that has paid a dividend within the past five years. The Fund focuses on stocks of high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically (but not always) are large-cap, undervalued relative to the market, and show potential for increasing dividends. The Fund seeks to invest broadly across industry sectors.

The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
Prospectus Text Changes
The following is added as the second paragraph in the More on the Fund section under the “Implementation of Investment Objective” heading:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend growth stocks. For purposes of the 80% policy, a dividend growth stock is a stock that has paid a dividend within the past five years. Investments in derivatives may be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such securities. The Fund may change its 80% policy only upon 60 days’ notice to shareholders.

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS V053A 062026

Vanguard WellingtonTM U.S. Growth Active ETF
Supplement Dated June 22, 2026, to the Prospectus and Summary Prospectus
Important Changes to the Fund

The board of trustees of Vanguard Wellesley® Income Fund has approved amending the investment strategy for Vanguard Wellington U.S. Growth Active ETF (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:
The Fund employs an active management approach, investing primarily in large- and mid-capitalization stocks of U.S. companies considered to have above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. growth securities. For purposes of the 80% policy, U.S. growth securities are equity securities that (i) are issued by a U.S. company and (ii) are included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index. A U.S. company is a company organized under the laws of the United States, that maintain their principal place of business in the United States, whose primary country of risk is the United States, or that have their primary listing in the United States.

The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.

Prospectus Text Changes
The following replaces the second paragraph in the More on the Fund section under the “Implementation of Investment Objective” heading:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. growth securities. For purposes of the 80% policy, U.S. growth securities are equity securities that (i) are issued by a U.S. company and (ii) are included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index. A U.S. company is a company organized under the laws of the United States, that maintain their principal place of business in the United States, whose primary country of risk is the United States, or that have their primary listing in the United States. Investments in derivatives may be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within the policy or to one or more market risk factors associated with such securities. The Fund may change its 80% policy only upon 60 days’ notice to shareholders.

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS V054A 062026

Vanguard WellingtonTM U.S. Value Active ETF
Supplement Dated June 22, 2026, to the Prospectus and Summary Prospectus
Important Changes to the Fund

The board of trustees of Vanguard Wellesley® Income Fund has approved amending the investment strategy for Vanguard Wellington U.S. Value Active ETF (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:
The Fund employs an active management approach, investing primarily in large- and mid-capitalization companies whose stocks are considered by the Fund’s advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor believes are trading at prices that are below average in relation to measures such as earnings and book value. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. value securities. For purposes of the 80% policy, U.S. value securities are equity securities that (i) are issued by a U.S. company and (ii) are included within at least one of the following value indices or a value index determined by the advisor to be similar to the foregoing: Russell 3000 Value Index, S&P 500 Value Index, S&P MidCap 400 Value Index, S&P SmallCap 600 Value Index, CRSP U.S. Mega Cap Value Index, CRSP U.S. Large Cap Value Index, CRSP U.S. Mid Cap Value Index, CRSP U.S. Small Cap Value Index, MSCI U.S. Prime Market Value Index, MSCI U.S. Small Cap Value Index, MSCI All Country World Value Index, or FTSE All-World Value Index. A U.S. company is a company organized under the laws of the United States, that maintain their principal place of business in the United States, whose primary country of risk is the United States, or that have their primary listing in the United States.

Prospectus Text Changes
The following replaces the second paragraph in the More on the Fund section under the “Implementation of Investment Objective” heading:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. value securities. For purposes of the 80% policy, U.S. value securities are equity securities that (i) are issued by a U.S. company and (ii) are included within at least one of the following value indices or a value index determined by the advisor to be similar to the foregoing: Russell 3000 Value Index, S&P 500 Value Index, S&P MidCap 400 Value Index, S&P SmallCap 600 Value Index, CRSP U.S. Mega Cap Value Index, CRSP U.S. Large Cap Value Index, CRSP U.S. Mid Cap Value Index, CRSP U.S. Small Cap Value Index, MSCI U.S. Prime Market Value Index, MSCI U.S. Small Cap Value Index, MSCI All Country World Value Index, or FTSE All-World Value Index. A U.S. company is a company organized under the laws of the United States, that maintain their principal place of business in the United States, whose primary country of risk is the United States, or that have their primary listing in the United States. Investments in derivatives may be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within the policy or to one or more market risk factors associated with such securities. The Fund may change its 80% policy only upon 60 days’ notice to shareholders.

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS V055A 062026